Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statements of Financial Position [Abstract]
Amortized cost, fixed income securities	$ 312,785	$ 304,848
Amortized cost, short-term investments	$ 12,974	$ 11,593
Common stock, par value	$ 100	$ 100
Common stock, shares authorized	30	30
Common stock, shares issued	25	25
Common stock, shares outstanding	25	25